Fair Value Measurement	12 Months Ended
Dec. 31, 2024
Fair Value Measurement
Fair Value Measurement
22.	Fair Value Measurement
When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. The Group measures investments in money market funds, financial products and equity investments in publicly traded companies at fair value.
Equity investments in publicly traded companies
. The Group values its money market funds and equity investments in publicly traded companies using observable inputs that reflect quoted prices for securities with identical characteristics, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 1.
Financial products
. The Group values its financial products investments held in certain banks using quoted prices for securities with similar characteristics and other observable inputs, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2.
Accounts receivable, amounts due from/to related parties and other current assets are financial assets with carrying values that approximate fair value due to their short-term nature. Accounts payable, accrued liabilities, short-term loan
s
and other payables are financial liabilities with carrying values that approximate fair value due to their short-term nature.
The Group measures equity investments accounted for using the equity method at fair value on a non-recurring
basis only if an impairment charge were to be recognized. Equity investments accounted for using the measurement alternative are generally not categorized in the fair value hierarchy. However, if equity investments without readily determinable fair values were re-measured or impaired during the years ended December 31, 2023 and 2024, they were classified within Level 3 in the fair value hierarchy because the Group estimated the value of the instruments based on valuation methods using the observable transaction price at the transaction date or other unobservable inputs.
As of December 31, 2023 and 2024, certain equity investments without determinable fair value (Note 9) were measured using unobservable inputs (Level 3) and written down from their respective carrying value to fair value, with impairment charges of RMB278.9 million and RMB486.5 million incurred and recorded in “Investment loss, net (including impairments)” for the years then ended.